Debt Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Debt Disclosure [Text Block]
C.	Debt Obligations

As of September 30, 2020 and December 31, 2019, the Company had convertible notes outstanding, in the aggregate principal amounts, as follows (in thousands):

	September 30, 2020	December 31, 2019
Deerfield Convertible Note	$7,340	$6,981
2021 Notes	—	3,000
December 2019 Notes	56,615	70,218
January 2020 Note	3,133	—

Total outstanding principal on debt obligations	67,088	80,199
Less: debt issuance costs and discounts	(1,168)	(2,856)

Convertible notes, net	$65,920	$77,343

Deerfield Facility Agreement

In June 2014, the Company entered into a $60 million multi-tranche credit facility (the “Deerfield Facility Agreement”) with Deerfield Private Design Fund III, LP (“Deerfield”). At the time the Company entered into the Deerfield Facility Agreement, the Company borrowed the first tranche, which consisted of a term loan of $15 million (the “Term Note”) and a senior secured loan of $10 million (the “Deerfield Convertible Note”). Deerfield is no longer obligated to provide the Company any additional disbursements under the Deerfield Facility Agreement. Deerfield may convert any portion of the outstanding principal and any accrued but unpaid interest on the Deerfield Convertible Note into shares of the Company’s common stock at an initial conversion price of $5.85 per share (the “Deerfield Note Put Option”). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price became $93.60.

The Deerfield Convertible Note originally bore interest at 9.75% per annum, but was subsequently reduced to 6.75%. Interest accrued on the outstanding balance under the Deerfield Convertible Note was due quarterly in arrears. The Company originally had to repay one-third of the outstanding principal amount of the Deerfield Convertible Note on the fourth and fifth anniversaries of the Deerfield Facility Agreement (June 2018 and June 2019). In June 2018, Deerfield agreed to convert the $3,333,333 of the principal amount then due, plus $168,288 of accrued interest, into 37,410 shares of our common stock (as discussed below in the section entitled “Facility Agreement Waiver and Fifth Amendment to Senior Secured Convertible Note”). In September 2019, the Company entered into an amendment with Deerfield in order to (i) reduce the interest rate applicable under the Deerfield Facility Agreement from 9.75% to 6.75%, (ii) provide for “payment in kind” of interest on the Loans (as defined in the Deerfield Facility Agreement), and (iii) defer the Loan payments due pursuant to the Deerfield Facility Agreement until June 1, 2020 (as discussed below in the section entitled “2021 Note Exchange Effected in September 2019”). In December 2019, the Company entered into another amendment with Deerfield in order to (i) defer the Loan payments due pursuant to the Deerfield Facility Agreement until March 31, 2021 and (ii) allow for the entries of additional debt and debt holders under the Deerfield Facility Agreement (as discussed below in the section entitled “2021 Note Exchange Effected in December 2019”). The Company is also obligated to repay principal of the Deerfield Convertible Note in the amount of $6,980,824 plus any capitalized interest to date on March 31, 2021. Prepayment of the outstanding balance is not allowed without written consent of Deerfield.

Pursuant to the Deerfield Facility Agreement, the Company issued to Deerfield 1,923,077 shares of Series D redeemable convertible preferred stock (“Series D Preferred”) as consideration for the loans provided to the Company thereunder. Upon completion of the initial public offering, these shares of Series D Preferred automatically reclassified into 256,410 shares of the Company’s common stock. After giving effect to the Reverse Stock Split effected in December 2020, the reclassified shares became 16,025 shares.

The Company also issued to Deerfield a warrant to purchase 14,423,076 shares of Series D Preferred at an initial exercise price of $0.78 per share, which is exercisable until June 2, 2024 (the “Deerfield Warrant”). Upon completion of the Company’s initial public offering, the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. After giving effect to the Reverse Stock Split effected in December 2020, the exercise price of the Deerfield Warrant became $93.60 and the shares issuable upon conversion of the warrant became 120,192 shares of common stock. This warrant qualifies as a participating security under ASC Topic 260, Earnings per Share, and is treated as such in the net loss per share calculation (Note I). If a Major Transaction occurs (as defined in the Deerfield Facility Agreement) Deerfield may require the Company to redeem the Deerfield Warrant for a cash amount equal to the Black-Scholes value of the portion of the Deerfield Warrant to be redeemed (the “Warrant Put Option”).

The Company recorded the fair value of the shares of Series D Preferred to debt issuance costs on the date of issuance. The Company also recorded the fair value of the Deerfield Warrant and the embedded Warrant Put Option to debt discount on the date of issuance. The debt issuance costs and debt discount are amortized over the term of the related debt and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the statements of operations.

Pursuant to the Deerfield Facility Agreement, the Company may not enter into specified transactions, including a debt financing in the aggregate value of $750,000 or more, other than permitted indebtedness under the Deerfield Facility Agreement, a merger, an asset sale or any other change of control transaction or any joint venture, partnership or other profit sharing arrangement, without the prior approval of the Required Lenders (as defined in the Deerfield Facility Agreement). Additionally, if the Company were to enter into a major transaction, including a merger, consolidation, sale of substantially all of its assets or other change of control transaction, Deerfield would have the ability to demand that prior to consummation of such transaction the Company repay all outstanding principal and accrued interest of any notes issued under the Deerfield Facility Agreement. Under each warrant issued pursuant to the Deerfield Facility Agreement, Deerfield has the right to demand that the Company redeem the warrant for a cash amount equal to the Black-Scholes value of a portion of the warrant upon the occurrence of specified events, including a merger, an asset sale or any other change of control transaction.

The Deerfield Facility Agreement also includes high yield discount obligation protections that went into effect in June 2019. Going forward, if at any interest payment date our outstanding indebtedness under the Deerfield Facility Agreement would qualify as an “applicable high yield discount obligation” under the Internal Revenue Code of 1986 (the” Code”) then the Company is obligated to prepay in cash on each such date the amount necessary to avoid such classification.

Issuance of 5.50% Senior Convertible Notes and Third Amendment to Senior Secured Convertible Note and Warrant

In February 2016, the Company issued $86.3 million aggregate principal amount of its 5.50% Senior Convertible Notes due 2021 (the “2021 Notes”) to Cowen and RBC Capital Markets, LLC, as representatives of the several initial purchasers (the “Initial Purchasers”), who subsequently resold the 2021 Notes to qualified institutional buyers (the “Note Offering”) in reliance on the exemption from registration provided by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).

The 2021 Notes were issued pursuant to an indenture, dated as of February 9, 2016 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee (the “Trustee”). Interest on the 2021 Notes was payable semi-annually in cash in arrears on February 1 and August 1 of each year, beginning on August 1, 2016, at a rate of 5.50% per year. The 2021 Notes had an original maturity of February 1, 2021 unless earlier converted or repurchased.

The net proceeds from the Note Offering were approximately $82.8 million, after deducting the Initial Purchasers’ discount and estimated offering expenses. Concurrent with the Note Offering, the Company used approximately $18.6 million of the net proceeds from the Note Offering to repay in full the Term Note, plus all accrued but unpaid interest, a make-whole interest payment and a prepayment premium on the Term Note.

The 2021 Notes were not redeemable prior to the maturity date, and no sinking fund was provided for the 2021 Notes. The 2021 Notes were convertible at an initial conversion rate of 58.4454 shares of the Company’s common stock per $1,000 principal amount of the 2021 Notes, subject to adjustment under the Indenture, which is equal to an initial conversion price of approximately $17.11 per share of common stock. Effected for the 1-for-16 reverse stock split in December 2020 the conversion rate of the 2021 Notes would be approximately 3.6528 shares of the Company’s common stock per $1,000 principal amount of the 2021 Notes, which is equal to a conversion price of approximately $273.76 per share.

If the Company underwent a “fundamental change” (as defined in the Indenture), holders could have required that the Company repurchase for cash all or any portion of their 2021 Notes at a fundamental change repurchase price equal to 100% of the principal amount of the 2021 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

The Indenture included customary terms and covenants, including certain events of default after which the 2021 Notes may be due and payable immediately.

As described in more detail below, in multiple exchanges occurring in October 2018, December 2019 and January 2020, all outstanding 2021 Notes were exchanged by the holders thereof for either shares of our common stock or senior secured convertible promissory notes issued under the terms of the Deerfield Facility Agreement.

Facility Agreement Waiver and Fifth Amendment to Senior Secured Convertible Note

In June 2018, the Company entered into the Facility Agreement Waiver and Fifth Amendment (the “Fifth Amendment”) to the Deerfield Convertible Note with Deerfield. The Fifth Amendment, among other things, provided that (i) $3,333,333 of the principal amount, plus $168,288 of accrued interest, of the Deerfield Convertible Note issued pursuant to the terms of the Deerfield Facility Agreement was converted into 37,410 shares of the Company’s common stock, with such principal conversion amount being applied against and in full satisfaction of the amortization payment due June 2, 2018; (ii) Deerfield waived specified rights under the Deerfield Facility Agreement with regards to such principal and interest amount; and (iii) amended specified provisions of the Deerfield Convertible Note as they relate to the delivery of shares of the Company’s common stock in connection with any conversion of the Deerfield Convertible Note.

2021 Note Exchange Effected in October 2018

In October 2018, the Company entered into an exchange agreement (the “October 2018 Exchange Agreement”) with Deerfield and Deerfield Special Situations Fund, L.P. (the “Deerfield Lenders”). Under the October 2018 Exchange Agreement, the Deerfield Lenders exchanged an aggregate of $9,577,000 principal amount of the 2021 Notes for an aggregate of 9,577 shares of Series A Convertible Preferred Stock, par value $0.0001 (“Series A Preferred Stock”).

As a condition to closing of the October 2018 Exchange Agreement, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of the State Delaware, setting forth the preferences, rights and limitations of the Series A Preferred Stock.

Each share of Series A Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a price equal to $3.00 per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the October 2018 Exchange Agreement, there were an aggregate of 3,192,333 shares of common stock issuable upon conversion of the then outstanding Series A Preferred Stock (without giving effect to the limitation on conversion described below). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series A Preferred Stock would be $48.00 per share and shares of common stock issuable upon conversion of the Series A Preferred Stock would be 199,519 shares of common stock. As of September 30, 2020, all 9,577 shares of Series A Preferred Stock issued under the October 2018 Exchange Agreement have been converted into an aggregate 199,519 shares of the Company’s common stock.

2021 Note Exchange Effected in September 2019

In September 2019, the Company entered into an Exchange Agreement and Amendment to Facility Agreement (the “September 2019 Exchange Agreement”) with the Deerfield Lenders. Under the September 2019 Exchange Agreement, the Company issued an aggregate of 93,742 shares of the Company’s common stock and an aggregate of 1,576 shares of the Company’s Series B-1 Convertible Preferred Stock, par value $0.0001 per share (“Series B-1 Preferred Stock”) (such shares of common stock and Series B-1 Preferred Stock, the “Initial Exchange Shares”), in exchange for the cancellation of an aggregate of $3,000,000 principal amount of the Company’s 2021 Notes. The September 2019 Exchange Agreement provided the Deerfield Lenders the option to exchange up to an additional aggregate of $27,000,000 principal amount of the 2021 Notes (the “Optional Exchange Principal Amount”) for shares of common stock or shares of the Company’s Series B-2 Convertible Preferred Stock, par value $0.0001 per share (the “Series B-2 Preferred Stock” and, together with the Series B-1 Preferred Stock, the “Series B Preferred Stock”), subject to the terms and conditions set forth in the September 2019 Exchange Agreement, including limits as to the principal amount that can be exchanged prior to specified dates therein. If the Deerfield Lenders choose to exchange any portion of the Optional Exchange Principal Amount for shares of Series B-2 Preferred Stock, such exchange will be effected at an exchange price of $1,000 per share. If the Deerfield Lenders choose to exchange any portion of the Optional Exchange Principal Amount for shares of common stock, such exchange will be effected at an exchange price equal to the greater of (i) $0.9494, or (ii) the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange. After giving effect to the Reverse Stock Split effected in December 2020, the exchange price of the Optional Exchange Principal Amount would be $15.1904 or the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange.

As a condition to closing of the September 2019 Exchange Agreement, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series B-1 Convertible Preferred Stock (the “Series B-1 Certificate of Designation”) and a Certificate of Designation of Preferences, Rights and Limitations of Series B-2 Convertible Preferred Stock (the “Series B-2 Certificate of Designation”) with the Secretary of State of the State Delaware, setting forth the preferences, rights and limitations of the Series B-1 Preferred Stock and the Series B-2 Preferred Stock, respectively.

Each share of Series B-1 Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a per share price equal to $0.9494 per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the September 2019 Exchange Agreement, there were an aggregate of 1,659,996 shares of common stock issuable upon conversion of the then outstanding Series B-1 Preferred Stock (without giving effect to the limitation on conversion described below). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series B-1 Preferred Stock would be $15.1904 and the shares of common stock issuable upon conversion of the Series B-1 Preferred Stock would be 103,749 shares of common stock. Each share of Series B-2 Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a per share price equal to the greater of (i) $0.9494 (subject to adjustment to reflect stock splits and similar events), or (ii) the average of the volume-weighted average prices of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange. Immediately following the exchange under the September 2019 Exchange Agreement there was an aggregate of 28,439,015 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount (in each case without giving effect to the limitation on conversion described below). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series B-2 Preferred Stock would be $15.1904 or the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange and the shares of stock issuable in exchange of the Optional Exchange Principal Amount or upon conversion of Series B-2 Preferred stock would be 1,777,437 shares of common stock.

The Series B Preferred Stock is convertible at any time at the option of the Deerfield Lenders; provided that the Deerfield Lenders are prohibited from converting shares of Series B Preferred Stock into shares of common stock if, as a result of such conversion, such holders (together with certain affiliates and “group” members of such holders) would beneficially own more than 4.985% of the total number of shares of common stock then issued and outstanding. The Series B Preferred Stock is not redeemable. In the event of the Company’s liquidation, dissolution or winding up, the Deerfield Lenders will receive an amount equal to $0.0001 per share, plus any declared but unpaid dividends, and thereafter will share ratably in any distribution of the Company’s assets with holders of common stock and with the holders of any shares of any other class or series of capital stock of the Company entitled to share in such remaining assets of the Company (including the Series A Preferred Stock on an as-converted basis). With respect to rights upon liquidation, the Series B Preferred Stock ranks senior to the common stock, on parity with the Series A Preferred Stock, if any is outstanding, and junior to existing and future indebtedness. Except as otherwise required by law (or with respect to approval of certain actions involving the Company’s organizational documents that materially and adversely affect the holders of Series B Preferred Stock), the Series B Preferred Stock does not have voting rights. The Series B Preferred Stock is not subject to any price-based anti-dilution protections and does not provide for any accruing dividends, but provides that holders of Series B Preferred Stock will participate in any dividends on the common stock on an as-converted basis (without giving effect to the limitation on conversion described above). The Series B-1 Certificate of Designation and the Series B-2 Certificate of Designation also provide for partial liquidated damages in the event that the Company fails to timely convert shares of Series B-1 Preferred Stock or Series B-2 Preferred Stock, respectively, into common stock in accordance with the applicable certificate of designation.

As of September 30, 2020, all 1,576 shares of Series B-1 Preferred Stock issued under the September 2019 Exchange Agreement have been converted into an aggregate of 103,749 shares of common stock, and there were no shares of Series B-2 Preferred Stock outstanding.

The September 2019 Exchange Agreement also amended the Deerfield Facility Agreement, in order to (i) reduce the interest rate applicable under the Deerfield Facility Agreement from 9.75% to 6.75%, (ii) provide for “payment in kind” of interest on the Loans (as defined in the Deerfield Facility Agreement), and (iii) defer the Loan payments pursuant to the Deerfield Facility Agreement until June 1, 2020. The September 2019 Exchange Agreement contains customary representations, warranties and covenants made by the Company and the Holders. The September 2019 Exchange Agreement also requires the Company to reimburse the Holders for up to $150,000 of expenses relating to the transactions contemplated by the September 2019 Exchange Agreement.

The Company determined the changes to the Deerfield Facility Agreement met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and Deerfield granted a concession. The amendments to the terms of the Deerfield Facility Agreement resulted in no gain on restructuring because the total cash outflows required under the amended Deerfield Facility Agreement exceeded the carrying value of the original Deerfield Facility Agreement immediately prior to amendment. Prospectively, the Deerfield Facility Agreement, and the associated Deerfield Convertible Note will continue to be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

The changes to the 2021 Notes, under the September 2019 Exchange Agreement, were accounted for as a debt modification with the $2.3 million change in fair value of the embedded conversion feature, associated with the Optional Exchange Principal Amount, recorded as an increase to additional paid in capital and as a debt discount to be amortized to interest expense under the effective interest method over the remaining term of the 2021 Notes.

2021 Note Exchange Effected in December 2019

In December 2019, the Company entered into the December 2019 Exchange Agreement and Amendment to Facility Agreement, Senior Secured Convertible Notes and Warrants (the “December 2019 Exchange Agreement”) with the Deerfield Lenders and Delaware Street Capital Master Fund, L.P. (“DSC” and, collectively with the Deerfield Lenders, the “December 2019 Holders”). Under the December 2019 Exchange Agreement, the Company issued senior secured convertible promissory notes under the Deerfield Facility Agreement in the aggregate principal amount of $71,418,011 (the “December 2019 Notes”), in exchange for the cancellation of an aggregate of $71,418,011 principal amount and accrued interest of the Company’s 2021 Notes. Upon entering into the December 2019 Exchange Agreement, the Company agreed to pay the December 2019 Holders, in the aggregate, an interest payment of $745,011 which represents 50% of the accrued interest, as of December 18, 2019, on the 2021 Notes owned by the December 2019 Holders. The remainder of such interest was included in the principal amount of the December 2019 Notes.

The December 2019 Notes bear interest at 6.75% per annum. The December 2019 Notes are convertible into shares of the Company’s common stock at an initial conversion price of $17.11 per share (which represents the conversion price of the 2021 Notes), subject to adjustment in accordance with the terms of the December 2019 Notes. As of the date of issuance, the December 2019 Notes were convertible, by their terms, into an aggregate of 4,174,051 shares of the Company’s common stock. After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the December 2019 Notes would be $273.76 per share and the shares of the Company’s common stock issuable upon conversion of the December 2019 Notes would be 260,876 shares of common stock. The Company subsequently amended the December 2019 Notes to provide that such notes shall be convertible into shares of the Company’s common stock at a conversion price of $93.60 per share (which represents the conversion price of the Deerfield Convertible Note). The conversion price of the December 2019 Notes will be adjusted downward if the Company issues or sells any shares of common stock, convertible securities, warrants or options at a sale or exercise price per share less than the greater of the December 2019 Notes’ conversion price or the closing sale price of the Company’s common stock on the last trading date immediately prior to such issuance, or, in the case of a firm commitment underwritten offering, on the date of execution of the underwriting agreement between the Company and the underwriters for such offering. However, if the Company effects an “at the market offering” as defined in Rule 415 of the Securities Act, of its common stock, the conversion price of the December 2019 Notes will be adjusted downward pursuant to this anti-dilution adjustment only if such sales are made at a price less than $93.60 per share, provided that this anti-dilution adjustment will not apply to any sales made under (x) the Current Purchase Agreement, (y) the ATM Agreement, or (z) the September 2019 Exchange Agreement (as amended). Notwithstanding anything in the contrary in the December 2019 Notes, the anti-dilution adjustment of such notes shall not result in the conversion price of the December 2019 Notes being less than $9.328 per share. The December 2019 Notes are convertible at any time at the option of the holders thereof, provided that a holder of a December 2019 Note is prohibited from converting such note into shares of the Company’s common stock if, as a result of such conversion, such holder (together with certain affiliates and “group” members) would beneficially own more than 4.985% of the total number of shares of common stock then issued and outstanding. However, the December 2019 Note issued to DSC, due to the fact DSC was a beneficial owner of more than 4.985% of the total number of shares of the Company’s common stock then issued and outstanding, has a beneficial ownership cap equal to 19.985% of the total number of shares of the Company’s common stock then issued and outstanding. Pursuant to the December 2019 Notes, the December 2019 Holders have the option to demand repayment of all outstanding principal, and any unpaid interest accrued thereon, in connection with a Major Transaction (as defined in the December 2019 Notes), which shall include, among others, any acquisition or other change of control of the Company; a liquidation, bankruptcy or other dissolution of the Company; or if at any time after March 31, 2021, shares of the Company’s common stock are not listed on an Eligible Market (as defined in the December 2019 Notes). The December 2019 Notes are subject to specified events of default, the occurrence of which would entitle the December 2019 Holders to immediately demand repayment of all outstanding principal and accrued interest on the December 2019 Notes. Such events of default include, among others, failure to make any payment under the December 2019 Notes when due, failure to observe or perform any covenant under the Deerfield Facility Agreement (as defined below) or the other transaction documents related thereto (subject to a standard cure period), the failure of the Company to be able to pay debts as they come due, the commencement of bankruptcy or insolvency proceedings against the Company, a material judgement levied against the Company and a material default by the Company under the Deerfield Warrant, the December 2019 Notes or the Deerfield Convertible Note.

The December 2019 Exchange Agreement amends the Deerfield Facility Agreement in order to, among other things, (i) provide for the Deerfield Facility Agreement to govern the December 2019 Notes received by the December 2019 Holders pursuant to the December 2019 Exchange Agreement, (ii) extend the maturity of the Deerfield Convertible Note from February 14, 2020 and June 1, 2020, as applicable, to March 31, 2021, (iii) defer interest payments on the Deerfield Convertible Note until March 31, 2021 (which such interest shall accrue as “payment-in-kind” interest), (iv) designate DSC as a Lender under (and as defined in the Deerfield Facility Agreement), (v) name Deerfield as the “Collateral Agent” for all Lenders and (vi) modify the terms and conditions under which the Company may issue additional pari passu and subordinated indebtedness under the Deerfield Facility Agreement (subject to certain conditions specified in the Deerfield Facility Agreement).

The December 2019 Exchange Agreement also amends and restates the Deerfield Convertible Note to conform the definitions of “Eligible Market” and “Major Transactions” to the definition in the December 2019 Notes, to remove provisions that were only applicable prior to the Company’s initial public offering and to make certain other changes to conform to the December 2019 Notes. The conversion price for the Deerfield Convertible Note remains $93.60 per share, subject to adjustment on the same basis as the December 2019 Notes.

The December 2019 Exchange Agreement also amends the Deerfield Warrant to conform the definitions of “Eligible Market” and “Major Transaction” in the Warrant with the definitions of such terms in the December 2019 Notes.

The December 2019 Exchange Agreement contains customary representations, warranties and covenants made by the Company and the December 2019 Holders, including a covenant of the Company to, upon request, use commercially reasonable efforts to use its technology to discover a product based upon a compound that may be identified by the Deerfield Lenders in a manner that is reasonably acceptable to the Deerfield Lenders, or one of their affiliates, with the terms of such discovery plan, including the Company’s compensation thereunder, to be mutually agreed to by the parties.

In connection with entering into the December 2019 Exchange Agreement, on December 18, 2019, the Company amended and restated that certain Guaranty and Security Agreement, dated June 2, 2014, by and between the Company and the other parties thereto (the “GSA”) to, among other things, (i) provide that all of the notes will be secured by the liens securing the indebtedness under the Deerfield Facility Agreement, and (ii) name Deerfield as the “Collateral Agent” under the GSA.

In connection with entering into the December 2019 Exchange Agreement, the Company also entered into an amendment (the “September 2019 Exchange Agreement Amendment”) to the September 2019 Exchange Agreement to, among other things, (i) amend and restate Annex I of the September 2019 Exchange Agreement to allow the Deerfield Lenders to effect optional exchanges of the December 2019 Notes and the Deerfield Convertible Note under the terms of the September 2019 Exchange Agreement; (ii) amend the common stock exchange price under the September 2019 Exchange Agreement to be a per share price equal to the greater of (x) $0.60, subject to adjustment to reflect stock splits and similar events, or (y) the average of the volume-weighted average prices of the Company’s common stock on each of the 15 trading days immediately preceding such exchange, (iii) provide that no more than 28,439,015 of shares of the Company’s common stock shall be issued pursuant to optional exchanges under the September 2019 Exchange Agreement (whether by common stock exchange or upon conversion of Series B-2 Shares (as defined in the September 2019 Exchange Agreement Amendment)), subject to adjustment to reflect stock splits and similar events and (iv) eliminate limitations regarding the timing and aggregate amount of principal which may be exchanged under the September 2019 Exchange Agreement. These changes in the September 2019 Exchange Agreement Amendment significantly modified the Optional Exchange Principal Amount, as such after giving effect to the September Exchange Agreement Amendment the Optional Exchange Principal Amount ceases to exist the new optional exchanges are referred to as the Deerfield Optional Conversion Feature. Effected for the 1-for-16 reverse stock split in December 2020 the exchange price of the Deerfield Optional Conversion Feature would be $9.60 per share or the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange and the shares of the Company’s common stock issued pursuant to the optional exchanges would be 1,777,437 shares of common stock.

In connection with entering into the September 2019 Amendment, the Company filed an amendment to the Series B-2 Certificate of Designation (the “Series B-2 Certificate of Designation Amendment”) with the Secretary of State of the State Delaware. The Series B-2 Certificate of Designation Amendment provides that each share of the Company’s Series B-2 preferred stock is convertible into shares of the Company’s common stock at a per share price equal to the common stock exchange price under the September 2019 Exchange Agreement, which equals the greater of (i) $9.60 (subject to adjustment to reflect stock splits and similar events), or (ii) the average of the volume-weighted average prices of the Company’s common stock on each of the 15 trading days immediately preceding such exchange.

As of September 30, 2020, the Deerfield Lenders have converted $17.1 million of principal under the December 2019 Notes into all 1,777,437 shares of common stock available under the Deerfield Optional Conversion Feature.

The Company determined the changes to the Deerfield Convertible Note met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and Deerfield granted a concession. The amendments to the terms of the Deerfield Convertible Note resulted in no gain on restructuring because the total cash outflows required under the amended Deerfield Convertible Note exceeded the carrying value of the original Deerfield Convertible Note immediately prior to amendment. Prospectively, the Deerfield Convertible Note will continue to be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

The changes to the 2021 Notes, under the December 2019 Exchange Agreement, referred to after as the December 2019 Notes, were accounted for as a debt modification, prospectively, the December 2019 Notes will be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

2021 Note Exchange Effected in January 2020

In January 2020, the Company entered into the January 2020 Exchange Agreement (the “January 2020 Exchange Agreement”) with M. Kingdon Offshore Master Fund, LP (“Kingdon”). Under the January 2020 Exchange Agreement, the Company issued a senior secured convertible note in the aggregate principal amount of $3,037,354 (the “January 2020 Note”) in exchange for the cancellation of an aggregate of $3,037,354 principal amount and accrued interest of the 2021 Note then owned by Kingdon. Upon entering into the January 2020 Exchange Agreement, the Company agreed to pay Kingdon an interest payment of $37,354, which represents 50% of the accrued and unpaid interest, as of January 13, 2020, on Kingdon’s 2021 Note. The remainder of such interest was included in the principal amount of the January 2020 Note.

The January 2020 Note was issued with substantially the same terms and conditions as the December 2019 Notes (as amended by the amendment described in more detail below).

In connection with entering into the January 2020 Exchange Agreement, the Company entered into an Amendment to Facility Agreement and December 2019 Notes and Consent (the “December 2019 Note Amendment”) with the December 2019 Holders that, among other things, (i) amended the December 2019 Notes to (a) reduce the Conversion Price (as defined in the December 2019 Notes) from $17.11 to $5.85 per share and (b) increased the Floor Price (as defined in the December 2019 Notes) from $0.38 to $0.583 per share, and (ii) amended the Deerfield Facility Agreement to (x) provide for Kingdon to join the Deerfield Facility Agreement as a Lender (as defined in the Deerfield Facility Agreement) and (y) provide that the 2020 Note and shall constitute a “Senior Secured Convertible Note” (as defined in the Deerfield Facility Agreement) for purposes of the Deerfield Facility Agreement and other Transaction Documents (as defined in the Deerfield Facility Agreement). Effected for the 1-for-16 reverse stock split in December 2020 the Conversion Price became $93.60 per share and the Floor Price became $9.328 per share.

The changes to the 2021 Note, under the January 2020 Exchange Agreement, referred to after as the January 2020 Note, were accounted for as a debt modification, prospectively, the January 2020 Note will be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

PPP Loan

On April 23, 2020 the Company received proceeds of $0.8 million from the PPP Loan under the PPP of the recently enacted CARES Act, a portion of which may be forgiven, which the Company used to retain current employees, maintain payroll and make lease and utility payments. The PPP Loan matures on April 23, 2022 and bears annual interest at a rate of 1.0%. Payments of principal and interest on the PPP Loan were originally deferred for the first six months of the PPP Loan term. Thereafter, the Company would have been required to pay the lender equal monthly payments of principal and interest.

The CARES Act and the PPP provide a mechanism for forgiveness of up to the full amount borrowed. Under the PPP, the Company may apply for and be granted forgiveness for all or part of the PPP Loan. The amount of loan proceeds eligible for forgiveness was originally based on a formula that takes into account a number of factors, including the amount of loan proceeds used by the Company during the eight-week period after the loan origination for certain purposes, including payroll costs, interest on certain mortgage obligations, rent payments on certain leases, and certain qualified utility payments, provided that at least 75% of the loan amount was used for eligible payroll costs. Subject to the other requirements and limitations on loan forgiveness, only loan proceeds spent on payroll and other eligible costs during the covered eight-week period would have qualified for forgiveness.

On June 5, 2020, President Trump signed into law the PPP Flexibility Act of 2020 (the “Flexibility Act”), which among other things provided the following important changes to the PPP:

•

Extended the covered period for loan forgiveness from eight weeks after the date of loan disbursement to 24 weeks after the date of loan disbursement, providing substantially greater flexibility for borrowers to qualify for loan forgiveness. Borrowers who had already received PPP loans retained the option to use an eight-week covered period.

•

Lowered the requirements that 75 percent of a borrower’s loan proceeds must be used for payroll costs and that 75 percent of the loan forgiveness amount must have been spent on payroll costs during the 24-week loan forgiveness covered period to 60 percent for each of these requirements. If a borrower uses less than 60 percent of the loan amount for payroll costs during the forgiveness covered period, the borrower will continue to be eligible for partial loan forgiveness, subject to at least 60 percent of the loan forgiveness amount having been used for payroll costs.

•

Provided a safe harbor from reductions in loan forgiveness based on reductions in full-time equivalent employees for borrowers that are unable to return to the same level of business activity the business was operating at before February 15, 2020, due to compliance with requirements or guidance issued between March 1, 2020 and December 31, 2020 by the Secretary of Health and Human Services, the Director of the Centers for Disease Control and Prevention, or the Occupational Safety and Health Administration, related to worker or customer safety requirements related to COVID–19.

•

Provided a safe harbor from reductions in loan forgiveness based on reductions in full-time equivalent employees, to provide protections for borrowers that are both unable to rehire individuals who were employees of the borrower on February 15, 2020, and unable to hire similarly qualified employees for unfilled positions by December 31, 2020.

•	Increased to five years the maturity of PPP loans that are approved by the U.S. Small Business Administration (the “SBA”) (based on the date SBA assigns a loan number) on or after June 5, 2020.

•

Extended the deferral period for borrower payments of principal, interest, and fees on PPP loans to the date that SBA remits the borrower’s loan forgiveness amount to the lender (or, if the borrower does not apply for loan forgiveness, 10 months after the end of the borrower’s loan forgiveness covered period).

Based on the changes provided by the Flexibility Act the Company plans to take advantage of (i) the extended covered period for loan forgiveness from eight weeks to 24 weeks, (ii) the lowered requirement that a certain percentage of loan proceeds must be used for payroll costs from 75 percent to 60 percent, (iii) the extended deferral period for payments of principal, interest and fees from six months after loan disbursement to 10 months after the SBA remits the borrower’s loan forgiveness amount to the lender and (iv) take advantage of an safe harbor provisions as applicable. The Company will be required to repay any portion of the outstanding principal that is not forgiven, along with accrued interest, in accordance with the amortization schedule described above. Based on the changes provided by the Flexibility Act the Company expects that substantially all of the PPP loan will be forgiven, however, the Company cannot provide any assurance that the Company will be eligible for loan forgiveness, that the Company will ultimately apply for forgiveness, or that any amount of the PPP Loan will ultimately be forgiven by the SBA.

G.	Debt Obligations

As of December 31, 2019 and 2018, the Company had convertible notes outstanding, in the aggregate principal amounts, as follows (in thousands):

	December 31,
	2019	2018
Deerfield Convertible Note	$6,981	$6,667
2021 Notes	3,000	76,673
December 2019 Notes	70,218	—

Total outstanding principal on debt obligations	80,199	83,340

Less: debt issuance costs and discounts	(2,856)	(1,902)

Convertible notes, net	$77,343	$81,438

Deerfield Facility Agreement

In June 2014, the Company entered into a $60 million multi-tranche credit facility (the “Deerfield Facility Agreement”) with Deerfield Private Design Fund III, LP (“Deerfield”). At the time the Company entered into the Deerfield Facility Agreement, the Company borrowed the first tranche, which consisted of a term loan of $15 million (the “Term Note”) and a senior secured loan of $10 million (the “Deerfield Convertible Note”). Deerfield is no longer obligated to provide the Company any additional disbursements under the Deerfield Facility Agreement. Deerfield may convert any portion of the outstanding principal and any accrued but unpaid interest on the Deerfield Convertible Note into shares of the Company’s common stock at an initial conversion price of $5.85 per share (the “Deerfield Note Put Option”). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Deerfield Note Put Option became $93.60 per share.

The Deerfield Convertible Note originally bore interest at 9.75% per annum, but was subsequently reduced to 6.75%. Interest accrued on the outstanding balance under the Deerfield Convertible Note was due quarterly in arrears. The Company originally had to repay one-third of the outstanding principal amount of the Deerfield Convertible Note on the fourth and fifth anniversaries of the Deerfield Facility Agreement (June 2018 and June 2019). In June 2018, Deerfield agreed to convert the $3,333,333 of the principal amount then due, plus $168,288 of accrued interest, into 37,410 shares of our common stock (as discussed below in the section entitled “Facility Agreement Waiver and Fifth Amendment to Senior Secured Convertible Note”). In September 2019, the Company entered into an amendment with Deerfield in order to (i) reduce the interest rate applicable under the Deerfield Facility Agreement from 9.75% to 6.75%, (ii) provide for “payment in kind” of interest on the Loans (as defined in the Deerfield Facility Agreement), and (iii) defer the Loan payments due pursuant to the Deerfield Facility Agreement until June 1, 2020 (as discussed below in the section entitled “2021 Note Exchange Effected in September 2019”). In December 2019, the Company entered into another amendment with Deerfield in order to (i) defer the Loan payments due pursuant to the Deerfield Facility Agreement until March 31, 2021 and (ii) allow for the entries of additional debt and debt holders under the Deerfield Facility Agreement (as discussed below in the section entitled “2021 Note Exchange Effected in December 2019”). The Company is also obligated to repay principal of the Deerfield Convertible Note in the amount of $6,980,824 plus any capitalized interest to date on March 31, 2021. Prepayment of the outstanding balance is not allowed without written consent of Deerfield.

Pursuant to the Deerfield Facility Agreement, the Company issued to Deerfield 1,923,077 shares of Series D redeemable convertible preferred stock (“Series D Preferred”) as consideration for the loans provided to the Company thereunder. Upon completion of the initial public offering, these shares of Series D Preferred automatically reclassified into 256,410 shares of the Company’s common stock. After giving effect to the Reverse Stock Split effected in December 2020, the number of shares of the Company’s common stock became 16,025 shares.

The Company also issued to Deerfield a warrant to purchase 14,423,076 shares of Series D Preferred at an initial exercise price of $0.78 per share, which is exercisable until June 2, 2024 (the “Deerfield Warrant”). Upon completion of the Company’s initial public offering, the Deerfield Warrant automatically converted into a warrant to purchase 1,923,077 shares of the Company’s common stock at an exercise price of $5.85 per share. Subsequent to the 1-for-16 reverse stock split in December 2020 the conversion price of the Deerfield Warrant became $93.60 per share and the warrant became exercisable into 120,192 shares of the Company’s common stock. This warrant qualifies as a participating security under ASC Topic 260, Earnings per Share, and is treated as such in the net loss per share calculation (Note J). If a Major Transaction occurs (as defined in the Deerfield Facility Agreement) Deerfield may require the Company to redeem the Deerfield Warrant for a cash amount equal to the Black-Scholes value of the portion of the Deerfield Warrant to be redeemed (the “Warrant Put Option”).

The Company recorded the fair value of the shares of Series D Preferred to debt issuance costs on the date of issuance. The Company also recorded the fair value of the Deerfield Warrant and the embedded Warrant Put Option to debt discount on the date of issuance. The debt issuance costs and debt discount are amortized over the term of the related debt and the expense is recorded as interest expense related to amortization of debt issuance costs and discount in the statements of operations.

Pursuant to the Deerfield Facility Agreement, the Company may not enter into specified transactions, including a debt financing in the aggregate value of $750,000 or more, other than permitted indebtedness under the Deerfield Facility Agreement, a merger, an asset sale or any other change of control transaction or any joint venture, partnership or other profit sharing arrangement, without the prior approval of the Required Lenders (as defined in the Deerfield Facility Agreement). Additionally, if the Company were to enter into a major transaction, including a merger, consolidation, sale of substantially all of its assets or other change of control transaction, Deerfield would have the ability to demand that prior to consummation of such transaction the Company repay all outstanding principal and accrued interest of any notes issued under the Deerfield Facility Agreement. Under each warrant issued pursuant to the Deerfield Facility Agreement, Deerfield has the right to demand that the Company redeem the warrant for a cash amount equal to the Black-Scholes value of a portion of the warrant upon the occurrence of specified events, including a merger, an asset sale or any other change of control transaction.

The Deerfield Facility Agreement also includes high yield discount obligation protections that went into effect in June 2019. Going forward, if at any interest payment date our outstanding indebtedness under the Deerfield Facility Agreement would qualify as an “applicable high yield discount obligation” under the Internal Revenue Code of 1986 (the” Code”) then the Company is obligated to prepay in cash on each such date the amount necessary to avoid such classification.

Issuance of 5.50% Senior Convertible Notes and Third Amendment to Senior Secured Convertible Note and Warrant

In February 2016, the Company issued $86.3 million aggregate principal amount of its 5.50% Senior Convertible Notes due 2021 (the “2021 Notes”) to Cowen and RBC Capital Markets, LLC, as representatives of the several initial purchasers (the “Initial Purchasers”), who subsequently resold the 2021 Notes to qualified institutional buyers (the “Note Offering”) in reliance on the exemption from registration provided by Rule 144A under the Securities Act.

The 2021 Notes were issued pursuant to an indenture, dated as of February 9, 2016 (the “Indenture”), between the Company and U.S. Bank National Association, as trustee (the “Trustee”). Interest on the 2021 Notes was payable semi-annually in cash in arrears on February 1 and August 1 of each year, beginning on August 1, 2016, at a rate of 5.50% per year. The 2021 Notes had an original maturity of February 1, 2021 unless earlier converted or repurchased.

The net proceeds from the Note Offering were approximately $82.8 million, after deducting the Initial Purchasers’ discount and estimated offering expenses. Concurrent with the Note Offering, the Company used approximately $18.6 million of the net proceeds from the Note Offering to repay in full the Term Note, plus all accrued but unpaid interest, a make-whole interest payment and a prepayment premium on the Term Note.

The 2021 Notes were not redeemable prior to the maturity date, and no sinking fund was provided for the 2021 Notes. The 2021 Notes were convertible at an initial conversion rate of 58.4454 shares of the Company’s common stock per $1,000 principal amount of the 2021 Notes, subject to adjustment under the Indenture, which is equal to an initial conversion price of approximately $17.11 per share of common stock. After giving effect to the Reverse Stock Split effected in December 2020, the conversion rate of the 2021 Notes would be approximately 3.6528 shares of the Company’s common stock per $1,000 principal amount of the 2021 Notes, which is equal to a conversion price of approximately $273.76 per share of common stock.

If the Company underwent a “fundamental change” (as defined in the Indenture), holders could have required that the Company repurchase for cash all or any portion of their 2021 Notes at a fundamental change repurchase price equal to 100% of the principal amount of the 2021 Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the fundamental change repurchase date. As December 31, 2019, the Company is bifurcating the fundamental change and make-whole interest payment provisions as embedded derivatives and marking them to fair value each reporting period (Note M).

The Indenture included customary terms and covenants, including certain events of default after which the 2021 Notes may be due and payable immediately.

As described in more detail below, in multiple exchanges occurring in October 2018, December 2019 and January 2020, all outstanding 2021 Notes were exchanged by the holders thereof for either shares of our common stock or senior secured convertible promissory notes issued under the terms of the Deerfield Facility Agreement.

Facility Agreement Waiver and Fifth Amendment to Senior Secured Convertible Note

In June 2018, the Company entered into the Facility Agreement Waiver and Fifth Amendment (the “Fifth Amendment”) to the Deerfield Convertible Note with Deerfield. The Fifth Amendment, among other things, provided that (i) $3,333,333 of the principal amount, plus $168,288 of accrued interest, of the Deerfield Convertible Note issued pursuant to the terms of the Deerfield Facility Agreement was converted into 37,410 shares of the Company’s common stock, with such principal conversion amount being applied against and in full satisfaction of the amortization payment due June 2, 2018; (ii) Deerfield waived specified rights under the Deerfield Facility Agreement with regards to such principal and interest amount; and (iii) amended specified provisions of the Deerfield Convertible Note as they relate to the delivery of shares of the Company’s common stock in connection with any conversion of the Deerfield Convertible Note.

2021 Note Exchange Effected in October 2018

In October 2018, the Company entered into an exchange agreement (the “October 2018 Exchange Agreement”) with Deerfield and Deerfield Special Situations Fund, L.P. (the “Deerfield Lenders”). Under the October 2018 Exchange Agreement, the Deerfield Lenders exchanged an aggregate of $9,577,000 principal amount of the 2021 Notes for an aggregate of 9,577 shares of Series A Convertible Preferred Stock, par value $0.0001 (“Series A Preferred Stock”).

As a condition to closing of the October 2018 Exchange Agreement, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series A Convertible Preferred Stock (the “Series A Certificate of Designation”) with the Secretary of State of the State Delaware, setting forth the preferences, rights and limitations of the Series A Preferred Stock.

Each share of Series A Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a price equal to $3.00 per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the October 2018 Exchange Agreement, there were an aggregate of 3,192,333 shares of common stock issuable upon conversion of the then outstanding Series A Preferred Stock (without giving effect to the limitation on conversion described below). As of December 31, 2019, all 9,577 shares of Series A Preferred Stock issued under the October 2018 Exchange Agreement have been converted into an aggregate 199,519 shares of the Company’s common stock. After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series A Preferred Stock would be $48.00 per share and the aggregate shares of common stock issuance upon conversion of the Series A Preferred Stock would be 199,519 shares of common stock.

2021 Note Exchange Effected in September 2019

In September 2019, the Company entered into an Exchange Agreement and Amendment to Facility Agreement (the “September 2019 Exchange Agreement”) with the Deerfield Lenders. Under the September 2019 Exchange Agreement, the Company issued an aggregate of 93,742 shares of the Company’s common stock and an aggregate of 1,576 shares of the Company’s Series B-1 Convertible Preferred Stock, par value $0.0001 per share (“Series B-1 Preferred Stock”) (such shares of common stock and Series B-1 Preferred Stock, the “Initial Exchange Shares”), in exchange for the cancellation of an aggregate of $3,000,000 principal amount of the Company’s 2021 Notes. The September 2019 Exchange Agreement provided the Deerfield Lenders the option to exchange up to an additional aggregate of $27,000,000 principal amount of the 2021 Notes (the “Optional Exchange Principal Amount”) for shares of common stock or shares of the Company’s Series B-2 Convertible Preferred Stock, par value $0.0001 per share (the “Series B-2 Preferred Stock” and, together with the Series B-1 Preferred Stock, the “Series B Preferred Stock”), subject to the terms and conditions set forth in the September 2019 Exchange Agreement, including limits as to the principal amount that can be exchanged prior to specified dates therein. If the Deerfield Lenders choose to exchange any portion of the Optional Exchange Principal Amount for shares of Series B-2 Preferred Stock, such exchange will be effected at an exchange price of $1,000 per share. If the Deerfield Lenders choose to exchange any portion of the Optional Exchange Principal Amount for shares of common stock, such exchange will be effected at an exchange price equal to the greater of (i) $0.9494, or (ii) the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange. After giving effect to the Reverse Stock Split effected in December 2020, the exchange price of the Optional Exchange Principal Amount would be $15.1904, or the average of the volume-weighted average price of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange.

As a condition to closing of the September 2019 Exchange Agreement, the Company filed a Certificate of Designation of Preferences, Rights and Limitations of Series B-1 Convertible Preferred Stock (the “Series B-1 Certificate of Designation”) and a Certificate of Designation of Preferences, Rights and Limitations of Series B-2 Convertible Preferred Stock (the “Series B-2 Certificate of Designation”) with the Secretary of State of the State Delaware, setting forth the preferences, rights and limitations of the Series B-1 Preferred Stock and the Series B-2 Preferred Stock, respectively.

Each share of Series B-1 Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a per share price equal to $0.9494 per share (subject to adjustment to reflect stock splits and similar events). Immediately following the exchange under the September 2019 Exchange Agreement, there were an aggregate of 1,659,996 shares of common stock issuable upon conversion of the then outstanding Series B-1 Preferred Stock (without giving effect to the limitation on conversion described below). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series B-1 Preferred Stock would be $15.1904 per share and the common stock issuable upon conversion of the then outstanding Series B-1 Preferred Stock would be an aggregate of 103,749 shares of common stock. Each share of Series B-2 Preferred Stock has an aggregate stated value of $1,000 and is convertible into shares of common stock at a per share price equal to the greater of (i) $0.9494 (subject to adjustment to reflect stock splits and similar events), or (ii) the average of the volume-weighted average prices of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange. Immediately following the exchange under the September 2019 Exchange Agreement there was an aggregate of 28,439,015 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount (in each case without giving effect to the limitation on conversion described below). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Series B-2 Preferred Stock would be $15.1904 per share or the average of the volume-weighted average prices of the common stock on the principal securities exchange or trading market on which the common stock is then trading on each of the 15 trading days immediately preceding such exchange and the common stock issuable in exchange for the Optional Exchange Principal Amount or upon conversion of the Series B-2 Preferred Stock would be 1,777,437 shares of common stock.

The Series B Preferred Stock is convertible at any time at the option of the Deerfield Lenders; provided that the Deerfield Lenders are prohibited from converting shares of Series B Preferred Stock into shares of common stock if, as a result of such conversion, such holders (together with certain affiliates and “group” members of such holders) would beneficially own more than 4.985% of the total number of shares of common stock then issued and outstanding. The Series B Preferred Stock is not redeemable. In the event of the Company’s liquidation, dissolution or winding up, the Deerfield Lenders will receive an amount equal to $0.0001 per share, plus any declared but unpaid dividends, and thereafter will share ratably in any distribution of the Company’s assets with holders of common stock and with the holders of any shares of any other class or series of capital stock of the Company entitled to share in such remaining assets of the Company (including the Series A Preferred Stock on an as-converted basis). With respect to rights upon liquidation, the Series B Preferred Stock ranks senior to the common stock, on parity with the Series A Preferred Stock, if any is outstanding, and junior to existing and future indebtedness. Except as otherwise required by law (or with respect to approval of certain actions involving the Company’s organizational documents that materially and adversely affect the holders of Series B Preferred Stock), the Series B Preferred Stock does not have voting rights. The Series B Preferred Stock is not subject to any price-based anti-dilution protections and does not provide for any accruing dividends, but provides that holders of Series B Preferred Stock will participate in any dividends on the common stock on an as-converted basis (without giving effect to the limitation on conversion described above). The Series B-1 Certificate of Designation and the Series B-2 Certificate of Designation also provide for partial liquidated damages in the event that the Company fails to timely convert shares of Series B-1 Preferred Stock or Series B-2 Preferred Stock, respectively, into common stock in accordance with the applicable certificate of designation.

As of December 31, 2019, 1,576 shares of Series B-1 Preferred Stock have been converted into 103,749 shares of common stock, and there were no shares of Series B-2 Preferred Stock outstanding.

The September 2019 Exchange Agreement also amended the Deerfield Facility Agreement, in order to (i) reduce the interest rate applicable under the Deerfield Facility Agreement from 9.75% to 6.75%, (ii) provide for “payment in kind” of interest on the Loans (as defined in the Deerfield Facility Agreement), and (iii) defer the Loan payments pursuant to the Deerfield Facility Agreement until June 1, 2020. The September 2019 Exchange Agreement contains customary representations, warranties and covenants made by the Company and the Holders. The September 2019 Exchange Agreement also requires the Company to reimburse the Holders for up to $150,000 of expenses relating to the transactions contemplated by the September 2019 Exchange Agreement.

The Company determined the changes to the Deerfield Facility Agreement met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and Deerfield granted a concession. The amendments to the terms of the Deerfield Facility Agreement resulted in no gain on restructuring because the total cash outflows required under the amended Deerfield Facility Agreement exceeded the carrying value of the original Deerfield Facility Agreement immediately prior to amendment. Prospectively, the Deerfield Facility Agreement, and the associated Deerfield Convertible Note will continue to be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

The changes to the 2021 Notes, under the September 2019 Exchange Agreement, were accounted for as a debt modification with the $2.3 million change in fair value of the embedded conversion feature, associated with the Optional Exchange Principal Amount, recorded as an increase to additional paid in capital and as a debt discount to be amortized to interest expense under the effective interest method over the remaining term of the 2021 Notes.

2021 Note Exchange Effected in December 2019

In December 2019, the Company entered into the December 2019 Exchange Agreement and Amendment to Facility Agreement, Senior Secured Convertible Notes and Warrants (the “December 2019 Exchange Agreement”) with the Deerfield Lenders and Delaware Street Capital Master Fund, L.P. (“DSC” and, collectively with the Deerfield Lenders, the “December 2019 Holders”). Under the December 2019 Exchange Agreement, the Company issued senior secured convertible promissory notes under the Deerfield Facility Agreement in the aggregate principal amount of $71,418,011 (the “December 2019 Notes”), in exchange for the cancellation of an aggregate of $71,418,011 principal amount and accrued interest of the Company’s 2021 Notes. Upon entering into the December 2019 Exchange Agreement, the Company agreed to pay the December 2019 Holders, in the aggregate, an interest payment of $745,011 which represents 50% of the accrued interest, as of December 18, 2019, on the 2021 Notes owned by the December 2019 Holders. The remainder of such interest was included in the principal amount of the December 2019 Notes.

The December 2019 Notes bear interest at 6.75% per annum. The December 2019 Notes are convertible into shares of the Company’s common stock at an initial conversion price of $17.11 per share (which represents the conversion price of the 2021 Notes), subject to adjustment in accordance with the terms of the December 2019 Notes. As of the date of issuance, the December 2019 Notes were convertible, by their terms, into an aggregate of 4,174,051 shares of the Company’s common stock. The Company subsequently amended the December 2019 Notes to provide that such notes shall be convertible into shares of the Company’s common stock at a conversion price of $5.85 per share (which represents the conversion price of the Deerfield Convertible Note). After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the December 2019 Notes became $273.76 per share and the aggregate shares which the December 2019 Notes were convertible became 260,876. The conversion price of the December 2019 Notes will be adjusted downward if the Company issues or sells any shares of common stock, convertible securities, warrants or options at a sale or exercise price per share less than the greater of the December 2019 Notes’ conversion price or the closing sale price of the Company’s common stock as reported on the NASDAQ Stock Market on the last trading date immediately prior to such issuance, or, in the case of a firm commitment underwritten offering, on the date of execution of the underwriting agreement between the Company and the underwriters for such offering. However, if the Company effects an “at the market offering” as defined in Rule 415 of the Securities Act or 1933, as amended (the “Securities Act”), of its common stock, the conversion price of the December 2019 Notes will be adjusted downward pursuant to this anti-dilution adjustment only if such sales are made at a price less than $5.85 per share, provided that this anti-dilution adjustment will not apply to any sales made under (x) the Purchase Agreement, (y) the Second ATM Agreement, or (z) the September 2019 Exchange Agreement (as amended). Notwithstanding anything in the contrary in the December 2019 Notes, the anti-dilution adjustment of such notes shall not result in the conversion price of the December 2019 Notes being less than $0.583 per share. The December 2019 Notes are convertible at any time at the option of the holders thereof, provided that a holder of a December 2019 Note is prohibited from converting such note into shares of the Company’s common stock if, as a result of such conversion, such holder (together with certain affiliates and “group” members) would beneficially own more than 4.985% of the total number of shares of common stock then issued and outstanding. However, the December 2019 Note issued to DSC, due to the fact DSC was a beneficial owner of more than 4.985% of the total number of shares of the Company’s common stock then issued and outstanding, has a beneficial ownership cap equal to 19.985% of the total number of shares of the Company’s common stock then issued and outstanding. Pursuant to the December 2019 Notes, the December 2019 Holders have the option to demand repayment of all outstanding principal, and any unpaid interest accrued thereon, in connection with a Major Transaction (as defined in the December 2019 Notes), which shall include, among others, any acquisition or other change of control of the Company; a liquidation, bankruptcy or other dissolution of the Company; or if at any time after March 31, 2021, shares of the Company’s common stock are not listed on an Eligible Market (as defined in the December 2019 Notes). The December 2019 Notes are subject to specified events of default, the occurrence of which would entitle the December 2019 Holders to immediately demand repayment of all outstanding principal and accrued interest on the December 2019 Notes. Such events of default include, among others, failure to make any payment under the December 2019 Notes when due, failure to observe or perform any covenant under the Deerfield Facility Agreement (as defined below) or the other transaction documents related thereto (subject to a standard cure period), the failure of the Company to be able to pay debts as they come due, the commencement of bankruptcy or insolvency proceedings against the Company, a material judgement levied against the Company and a material default by the Company under the Deerfield Warrant, the December 2019 Notes or the Deerfield Convertible Note.

The December 2019 Exchange Agreement amends the Deerfield Facility Agreement in order to, among other things, (i) provide for the Deerfield Facility Agreement to govern the December 2019 Notes received by the December 2019 Holders pursuant to the December 2019 Exchange Agreement, (ii) extend the maturity of the Deerfield Convertible Note from February 14, 2020 and June 1, 2020, as applicable, to March 31, 2021, (iii) defer interest payments on the Deerfield Convertible Note until March 31, 2021 (which such interest shall accrue as “payment-in-kind” interest), (iv) designate DSC as a Lender under (and as defined in the Deerfield Facility Agreement), (v) name Deerfield as the “Collateral Agent” for all Lenders and (vi) modify the terms and conditions under which the Company may issue additional pari passu and subordinated indebtedness under the Deerfield Facility Agreement (subject to certain conditions specified in the Deerfield Facility Agreement).

The December 2019 Exchange Agreement also amends and restates the Deerfield Convertible Note to conform the definitions of “Eligible Market” and “Major Transactions” to the definition in the December 2019 Notes, to remove provisions that were only applicable prior to the Company’s initial public offering and to make certain other changes to conform to the December 2019 Notes. The conversion price for the Deerfield Convertible Note remains $5.85 per share, subject to adjustment on the same basis as the existing senior secured convertible notes, but subject to a floor price of $0.583. After giving effect to the Reverse Stock Split effected in December 2020, the conversion price of the Deerfield Convertible Note became $93.60 per share and the floor price became $9.328.

The December 2019 Exchange Agreement also amends the Deerfield Warrant to conform the definitions of “Eligible Market” and “Major Transaction” in the Warrant with the definitions of such terms in the December 2019 Notes.

The December 2019 Exchange Agreement contains customary representations, warranties and covenants made by the Company and the December 2019 Holders, including a covenant of the Company to, upon request, use commercially reasonable efforts to use its technology to discover a product based upon a compound that may be identified by the Deerfield Lenders in a manner that is reasonably acceptable to the Deerfield Lenders, or one of their affiliates, with the terms of such discovery plan, including the Company’s compensation thereunder, to be mutually agreed to by the parties.

In connection with entering into the December 2019 Exchange Agreement, on December 18, 2019, the Company amended and restated that certain Guaranty and Security Agreement, dated June 2, 2014, by and between the Company and the other parties thereto (the “GSA”) to, among other things, (i) provide that all of the notes will be secured by the liens securing the indebtedness under the Deerfield Facility Agreement, and (ii) name Deerfield as the “Collateral Agent” under the GSA.

In connection with entering into the December 2019 Exchange Agreement, the Company also entered into an amendment (the “September 2019 Exchange Agreement Amendment”) to the September 2019 Exchange Agreement to, among other things, (i) amend and restate Annex I of the September 2019 Exchange Agreement to allow the Deerfield Lenders to effect optional exchanges of the December 2019 Notes and the Deerfield Convertible Note under the terms of the September 2019 Exchange Agreement; (ii) amend the common stock exchange price under the September 2019 Exchange Agreement to be a per share price equal to the greater of (x) $0.60, subject to adjustment to reflect stock splits and similar events, or (y) the average of the volume-weighted average prices of the Company’s common stock on the NASDAQ Stock Market on each of the 15 trading days immediately preceding such exchange, (iii) provide that no more than 28,439,015 of shares of the Company’s common stock shall be issued pursuant to optional exchanges under the September 2019 Exchange Agreement (whether by common stock exchange or upon conversion of Series B-2 Shares (as defined in the September 2019 Exchange Agreement Amendment)), subject to adjustment to reflect stock splits and similar events and (iv) eliminate limitations regarding the timing and aggregate amount of principal which may be exchanged under the September 2019 Exchange Agreement. These changes in the September 2019 Exchange Agreement Amendment significantly modified the Optional Exchange Principal Amount, as such after giving effect to the September Exchange Agreement Amendment the Optional Exchange Principal Amount ceases to exist the new optional exchanges are referred to as the Deerfield Optional Conversion Feature. Effected for the 1-for-16 reverse stock split in December 2020 the exchange price of the Deerfield Optional Conversion Feature would be $9.60 per share or the average of the volume-weighted average prices of the Company’s common stock on the Nasdaq Stock Market on each the 15 trading days immediately preceding such exchange, and the aggregate shares for which the Deerfield Optional Conversion Feature was convertible would be 1,777,437 shares of common stock.

In connection with entering into the September 2019 Amendment, the Company filed an amendment to the Series B-2 Certificate of Designation (the “Series B-2 Certificate of Designation Amendment”) with the Secretary of State of the State Delaware. The Series B-2 Certificate of Designation Amendment provides that each share of the Company’s Series B-2 preferred stock is convertible into shares of the Company’s common stock at a per share price equal to the common stock exchange price under the September 2019 Exchange Agreement, which equals the greater of (i) $0.60 (subject to adjustment to reflect stock splits and similar events), or (ii) the average of the volume-weighted average prices of the Company’s common stock on the NASDAQ Stock Market on each of the 15 trading days immediately preceding such exchange.

As of December 31, 2019, the Deerfield Lenders have converted $1.2 million of principal under the December 2019 Notes into 125,000 shares of common stock.

The Company determined the changes to the Deerfield Convertible Note met the definition of a troubled debt restructuring under ASC 470-60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and Deerfield granted a concession. The amendments to the terms of the Deerfield Convertible Note resulted in no gain on restructuring because the total cash outflows required under the amended Deerfield Convertible Note exceeded the carrying value of the original Deerfield Convertible Note immediately prior to amendment. Prospectively, the Deerfield Convertible Note will continue to be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

The changes to the 2021 Notes, under the December 2019 Exchange Agreement, referred to after as the December 2019 Notes, were accounted for as a debt modification, prospectively, the December 2019 Notes will be carried net of the associated discount and debt issuance costs which will be amortized and recorded as interest expense using a modified effective interest rate based on the amendments.

2021 Note Exchange Effected in January 2020

In January 2020, we entered into the January 2020 Exchange Agreement (the “January 2020 Exchange Agreement”) with M. Kingdon Offshore Master Fund, LP (“Kingdon”). Under the January 2020 Exchange Agreement, the Company issued a senior secured convertible note in the aggregate principal amount of $3,037,354 (the “January 2020 Note”) in exchange for the cancellation of an aggregate of $3,037,354 principal amount and accrued interest of the 2021 Note then owned by Kingdon. Upon entering into the January 2020 Exchange Agreement, the Company agreed to pay Kingdon an interest payment of $37,354, which represents 50% of the accrued and unpaid interest, as of January 13, 2020, on Kingdon’s 2021 Note. The remainder of such interest was included in the principal amount of the January 2020 Note.

The January 2020 Note was issued with substantially the same terms and conditions as the December 2019 Notes (as amended by the amendment described in more detail below).

In connection with entering into the January 2020 Exchange Agreement, the Company entered into an Amendment to Facility Agreement and December 2019 Notes and Consent (the “December 2019 Note Amendment”) with the December 2019 Holders that, among other things, (i) amended the December 2019 Notes to (a) reduce the Conversion Price (as defined in the December 2019 Notes) from $17.11 to $5.85 per share and (b) increased the Floor Price (as defined in the December 2019 Notes) from $0.38 to $0.583 per share, and (ii) amended the Deerfield Facility Agreement to (x) provide for Kingdon to join the Deerfield Facility Agreement as a Lender (as defined in the Deerfield Facility Agreement) and (y) provide that the 2020 Note and shall constitute a “Senior Secured Convertible Note” (as defined in the Deerfield Facility Agreement) for purposes of the Deerfield Facility Agreement and other Transaction Documents (as defined in the Deerfield Facility Agreement). After giving effect to the Reverse Stock Split effected in December 2020, the Conversion Price became $93.60 per share and the Floor Price became $9.328.

Convertible Notes

Future minimum principal payments under convertible notes as of December 31, 2019, were as follows (in thousands):

Year Ending December 31,	Convertible Notes
2020	$—
2021	80,199

Total minimum principal payments	80,199

Less: debt issuance costs and discounts	(2,856)

Convertible notes, net	$77,343

Line of Credit

During the second quarter of 2016, the Company opened a line of credit to support several irrevocable letters of credit. In March 2019, the line of credit was closed. The irrevocable letters of credit and associated money market account remain and the money market account is reported as restricted cash on the balance sheets.